                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 313                                                   900


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.95 - 5.15%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.00 - 5.26%                                        - Dependable Income
DATE OF DEPOSIT: November 13, 1996                  - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.44 to $97.47 depending on the purchase amount
Cusip           6706LB 314 monthly payment plan
Numbers         6706LB 322 quarterly payment plan
                6706LB 330 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               57%
                AA                43
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            14.3%
2019-21                                             0.0%
2022-24                                            42.8%
2025+                                              42.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 11/12/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.95%
     Tax Equivalent Yield                          8.18%

Treasury Bonds
     Yield                                         6.51%
     Tax Equivalent Yield                          6.91%

Corporate Bonds
     Yield                   7.27%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/08/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/08/96. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

 BONDS THIS VIRGINIA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
     500,000  Virginia Public Building Authority, State Building Revenue Bonds, Series                 AA   Aa
              1995, 5.20% Due 8/1/16.                                                     2005 at 101
     500,000  Industrial Development Authority of the City of Alexandria, Virginia,                    AAA   Aaa
              Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 1994
              Series, 5.375% Due 2/15/24. (MBIA Insured.)                                 2004 at 102
     500,000  City of Chesapeake, Virginia, General Obligation Water and Sewer Bonds,                  AA   Aa
              Series of 1995A, 5.00% Due 12/1/25. (Original issue discount bonds delivered on or about December 12, 1995 at a price of 92.282% of principal
              amount.)                                                                    2005 at 102
     500,000  County of Hanover, Virginia, Water and Sewer System Revenue Bonds, Series                AAA   Aaa
              1996, 5.25% Due 2/1/26. (MBIA Insured.)                                     2006 at 102
     500,000  City of Roanoke, Virginia, General Obligation Public Improvement Bonds,                  AA   Aa
              Series 1994, 5.25% Due 8/1/24.                                              2004 at 102
     500,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 5.00% Due 7/1/25. (MBIA Insured.)           2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM VIRGINIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/12/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.44     4.90 %      4.95%   5.00%   4.98%   5.02%   5.00%   5.04 %
 500 / $50,000              100.28     4.75        4.96    5.00    4.99    5.03    5.01    5.05
 1,000 / $100,000           100.02     4.50        4.97    5.02    5.00    5.05    5.02    5.07
 2,500 / $250,000            99.76     4.25        4.98    5.04    5.01    5.07    5.03    5.09
 5,000 / $500,000            98.98     3.50        5.02    5.10    5.05    5.13    5.07    5.15
 10,000 / $1,000,000         98.47     3.00        5.05    5.13    5.08    5.16    5.10    5.18
 25,000 / $2,500,000         97.97     2.50        5.07    5.17    5.11    5.20    5.12    5.22
 50,000 / $5,000,000         97.47     2.00        5.10    5.21    5.13    5.24    5.15    5.26

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   39.5%      43.0%
         4.95  % 7.28%   7.62%   8.18%      8.68 %
         4.96    7.29    7.63    8.20       8.70
         4.97    7.31    7.65    8.21       8.72
         4.98    7.32    7.66    8.23       8.74
         5.02    7.38    7.72    8.30       8.81
         5.05    7.43    7.77    8.35       8.86
         5.07    7.46    7.80    8.38       8.89
         5.10    7.50    7.85    8.43       8.95

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .2484
 Monthly plan            1/15/97       .4140   $ 4.9694
 Quarterly plan          2/15/97       .8334
                         5/15/97      1.2501     5.0014
 Semi-annual plan        5/15/97      2.0910
                        11/15/97      2.5092     5.0204
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.51 =  99.492
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/12/96)        interest
 99.492       X   $4.9694        =   $494.42
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 276                                                       900


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 13, 1996
ESTIMATED CURRENT RETURN:
4.98 - 5.19%
ESTIMATED LONG-TERM RETURN:
5.03 - 5.29%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.58 to $98.57 depending on the purchase amount
Cusip           67065A 199 monthly payment plan
Numbers         67065A 207 quarterly payment plan
                67065A 215 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            28.5%
2019-21                                            28.6%
2022-24                                             0.0%
2025+                                              42.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 11/12/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.98%
     Tax Equivalent Yield                          8.59%

Treasury Bonds
     Yield                                         6.51%
     Tax Equivalent Yield                          7.18%

Corporate Bonds
     Yield                   7.27%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/08/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/08/96. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   525,000  California Educational Facilities Authority Revenue Bonds (Santa Clara      2006 at 102  AAA   Aaa
              University), Series 1996, 5.75% Due 9/1/26. (When issued.)
     500,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties,     2006 at 102  AAA   Aaa
              California), Wastewater System Subordinated Revenue/Refunding Bonds, Series
              1996, 5.00% Due 6/1/16.
     475,000  Redevelopment Agency of the City of El Centro, California (Imperial         2006 at 102  AAA   Aaa
              County), El Centro Redevelopment Project, Tax Allocation Refunding Bonds,
              Series 1996, 5.50% Due 11/1/26. (Original issue discount bonds delivered on or about October 15, 1996 at a price of 94.869% of principal amount.)
     500,000  Saddleback Community College District (Orange County, California),          2006 at 102  AAA   Aaa
              Certificates of Participation (1996 Capital Improvement Financing Project),
              5.50% Due 6/1/21. (Original issue discount bonds delivered on or about June
              4, 1996 at a price of 94.555% of principal amount.)
     500,000  Airports Commission of the City and County of San Francisco, California,    2005 at 101  AAA   Aaa
              San Francisco International Airport, Second Series Revenue Bonds, Issue 9B,
              5.25% Due 5/1/20.
     500,000  Southern California Public Power Authority, Mead-Adelanto Project Revenue   2004 at 102  AAA   Aaa
              Bonds, 1994 Series A, 4.75% Due 7/1/16. (Original issue discount bonds delivered on or about March 1, 1994 at a price of 93.462% of principal amount.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM CALIFORNIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/12/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.58     4.90 %      4.98%   5.03%   5.01%   5.05%   5.03%   5.07 %
 500 / $50,000              101.42     4.75        4.99    5.03    5.02    5.06    5.04    5.08
 1,000 / $100,000           101.15     4.50        5.00    5.05    5.03    5.08    5.05    5.10
 2,500 / $250,000           100.89     4.25        5.02    5.07    5.05    5.10    5.07    5.12
 5,000 / $500,000           100.10     3.50        5.06    5.13    5.09    5.16    5.11    5.18
 10,000 / $1,000,000         99.59     3.00        5.08    5.17    5.11    5.20    5.13    5.22
 25,000 / $2,500,000         99.08     2.50        5.11    5.20    5.14    5.23    5.16    5.26
 50,000 / $5,000,000         98.57     2.00        5.13    5.24    5.17    5.27    5.19    5.29

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         4.98  % 7.60%   7.97%   8.59%      9.05 %
         4.99    7.62    7.98    8.60       9.07
         5.00    7.63    8.00    8.62       9.09
         5.02    7.66    8.03    8.66       9.13
         5.06    7.73    8.10    8.72       9.20
         5.08    7.76    8.13    8.76       9.24
         5.11    7.80    8.18    8.81       9.29
         5.13    7.83    8.21    8.84       9.33

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .2529
 Monthly plan            1/15/97       .4215   $ 5.0601
 Quarterly plan          2/15/97       .8484
                         5/15/97      1.2726     5.0921
 Semi-annual plan        5/15/97      2.1285
                        11/15/97      2.5542     5.1111
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.65 =  98.376
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/12/96)        interest
 98.376       X   $5.0601        =   $497.79
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 214                                                       900


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 13, 1996
ESTIMATED CURRENT RETURN:
4.91 - 5.11%
ESTIMATED LONG-TERM RETURN:
4.98 - 5.24%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.8 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.82 to $96.87 depending on the purchase amount
Cusip           6706LA 670 monthly payment plan
Numbers         6706LA 688 quarterly payment plan
                6706LA 696 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            14.3%
2019-21                                            14.3%
2022-24                                            14.3%
2025+                                              57.1%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 11/12/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.91%
     Tax Equivalent Yield                          8.18%

Treasury Bonds
     Yield                                         6.51%
     Tax Equivalent Yield                          6.95%

Corporate Bonds
     Yield                   7.27%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/08/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/08/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey      2005 at 101  AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/25.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/21.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Brick Township Municipal Utilities Authority, Ocean County, New Jersey,  2006 at 101 AAA   Aaa
              Revenue Refunding Bonds (Series 1996), 5.00% Due 12/1/16. (Original issue discount bonds will be delivered on or about November 26, 1996 at a price of 93.631% of principal amount.)(General Obligation Bonds.) (When issued.)
     500,000  The Delaware River and Bay Authority, Revenue Bonds (Delaware and New       2004 at 102  AAA   Aaa
              Jersey), Series 1993, 4.75% Due 1/1/24. (Original issue discount bonds delivered on or about October 27, 1993 at a price of 94.631% of principal amount.)
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM NEW JERSEY AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/12/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.82     4.90 %      4.91%   4.98%   4.94%   5.01%   4.96%   5.03 %
 500 / $50,000               99.66     4.75        4.92    4.98    4.95    5.01    4.97    5.03
 1,000 / $100,000            99.40     4.50        4.93    5.01    4.96    5.04    4.98    5.06
 2,500 / $250,000            99.14     4.25        4.95    5.02    4.98    5.05    5.00    5.07
 5,000 / $500,000            98.37     3.50        4.98    5.08    5.02    5.11    5.04    5.13
 10,000 / $1,000,000         97.87     3.00        5.01    5.11    5.04    5.14    5.06    5.16
 25,000 / $2,500,000         97.36     2.50        5.04    5.15    5.07    5.18    5.09    5.20
 50,000 / $5,000,000         96.87     2.00        5.06    5.19    5.09    5.22    5.11    5.24

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   40.0%      43.5%
         4.91  % 7.22%   7.55%   8.18%      8.69 %
         4.92    7.24    7.57    8.20       8.71
         4.93    7.25    7.58    8.22       8.73
         4.95    7.28    7.62    8.25       8.76
         4.98    7.32    7.66    8.30       8.81
         5.01    7.37    7.71    8.35       8.87
         5.04    7.41    7.75    8.40       8.92
         5.06    7.44    7.78    8.43       8.96

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .2449
 Monthly plan            1/15/97       .4083   $ 4.9031
 Quarterly plan          2/15/97       .8220
                         5/15/97      1.2330     4.9351
 Semi-annual plan        5/15/97      2.0640
                        11/15/97      2.4768     4.9541
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.89 =   100.110
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/12/96)        interest
 100.110      X   $4.9031        =   $490.85
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)